Segment information - Summary Of Non-current Assets By Geographical Area (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of geographical areas [line items]
Non-current Assets	$ 1,940,364	$ 4,690,674
CAYMAN ISLANDS
Disclosure of geographical areas [line items]
Non-current Assets	0	2,661,418
EU
Disclosure of geographical areas [line items]
Non-current Assets	411,784	463,442
Thailand
Disclosure of geographical areas [line items]
Non-current Assets	$ 1,528,580	$ 1,565,814